FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Net Derivative Financial Liability	$ 9,861	$ 0
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net Derivative Financial Liability	$ 334,888	(13,715)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 11, 2024
Maturity date of hedging instrument	Feb. 18, 2025
Net Derivative Financial Liability	$ 0	(1,119)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate One [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 24, 2025
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ 577	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 43,000,000
Starting date of Hedging instrument	Dec. 11, 2024
Maturity date of hedging instrument	Feb. 18, 2025
Net Derivative Financial Liability	$ 0	(1,106)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Two [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 24, 2025
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ 574	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 73,000,000
Starting date of Hedging instrument	Dec. 11, 2024
Maturity date of hedging instrument	Mar. 26, 2025
Net Derivative Financial Liability	$ 0	(1,773)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Three [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 60,000,000
Starting date of Hedging instrument	Dec. 24, 2025
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ 1,565	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC
Value of hedging instrument	$ 70,000,000
Starting date of Hedging instrument	Dec. 13, 2024
Maturity date of hedging instrument	May 15, 2025
Net Derivative Financial Liability	$ 0	(1,732)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Four [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 77,000,000
Starting date of Hedging instrument	Dec. 23, 2025
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 1,565	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 73,000,000
Starting date of Hedging instrument	Dec. 13, 2024
Maturity date of hedging instrument	Jun. 25, 2025
Net Derivative Financial Liability	$ 0	(1,897)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Five [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 77,000,000
Starting date of Hedging instrument	Dec. 22, 2025
Maturity date of hedging instrument	Aug. 17, 2026
Net Derivative Financial Liability	$ 97	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 16, 2024
Maturity date of hedging instrument	Aug. 18, 2025
Net Derivative Financial Liability	$ 0	(999)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Six [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 75,000,000
Starting date of Hedging instrument	Dec. 22, 2025
Maturity date of hedging instrument	Aug. 17, 2026
Net Derivative Financial Liability	$ 95	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 48,000,000
Starting date of Hedging instrument	Dec. 16, 2024
Maturity date of hedging instrument	Aug. 18, 2025
Net Derivative Financial Liability	$ 0	(854)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Seven [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 40,000,000
Starting date of Hedging instrument	Dec. 22, 2025
Maturity date of hedging instrument	Nov. 16, 2026
Net Derivative Financial Liability	$ 56	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 17, 2024
Maturity date of hedging instrument	Sep. 24, 2025
Net Derivative Financial Liability	$ 0	(237)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eight [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 60,000,000
Starting date of Hedging instrument	Dec. 22, 2025
Maturity date of hedging instrument	Dec. 21, 2026
Net Derivative Financial Liability	$ 102	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 44,000,000
Starting date of Hedging instrument	Dec. 17, 2024
Maturity date of hedging instrument	Sep. 24, 2025
Net Derivative Financial Liability	$ 0	5
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Nine [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 55,000,000
Starting date of Hedging instrument	Dec. 23, 2025
Maturity date of hedging instrument	Feb. 18, 2027
Net Derivative Financial Liability	$ 1,092	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Ten [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 18, 2024
Maturity date of hedging instrument	Nov. 17, 2025
Net Derivative Financial Liability	$ 0	(223)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Ten [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 23, 2025
Maturity date of hedging instrument	Feb. 18, 2027
Net Derivative Financial Liability	$ 993	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eleven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 18, 2024
Maturity date of hedging instrument	Nov. 17, 2025
Net Derivative Financial Liability	$ 0	(95)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eleven [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 53,000,000
Starting date of Hedging instrument	Dec. 23, 2025
Maturity date of hedging instrument	Mar. 22, 2027
Net Derivative Financial Liability	$ 1,068	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twelve [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC
Value of hedging instrument	$ 29,000,000
Starting date of Hedging instrument	Dec. 18, 2024
Maturity date of hedging instrument	Nov. 17, 2025
Net Derivative Financial Liability	$ 0	(66)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twelve [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 47,000,000
Starting date of Hedging instrument	Dec. 23, 2025
Maturity date of hedging instrument	Jun. 23, 2027
Net Derivative Financial Liability	$ 972	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 19, 2024
Maturity date of hedging instrument	Dec. 17, 2025
Net Derivative Financial Liability	$ 0	631
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirteen [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 63,000,000
Starting date of Hedging instrument	Dec. 22, 2025
Maturity date of hedging instrument	Jun. 23, 2027
Net Derivative Financial Liability	$ 80	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fourteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 19, 2024
Maturity date of hedging instrument	Dec. 17, 2025
Net Derivative Financial Liability	$ 0	(120)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fourteen [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	JP Morgan
Value of hedging instrument	$ 44,000,000
Starting date of Hedging instrument	Dec. 23, 2025
Maturity date of hedging instrument	Sep. 22, 2027
Net Derivative Financial Liability	$ 956	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 21,000,000
Starting date of Hedging instrument	Dec. 19, 2024
Maturity date of hedging instrument	Dec. 17, 2025
Net Derivative Financial Liability	$ 0	(72)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifteen [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 25,000,000
Starting date of Hedging instrument	Dec. 22, 2025
Maturity date of hedging instrument	Dec. 15, 2027
Net Derivative Financial Liability	$ 69	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 20, 2024
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ 0	(934)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Seventeen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 69,000,000
Starting date of Hedging instrument	Dec. 20, 2024
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ 13,630	(1,450)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Eighteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 51,000,000
Starting date of Hedging instrument	Feb. 12, 2025
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ 6,391	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Nineteen [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Itau
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Oct. 09, 2025
Maturity date of hedging instrument	Feb. 19, 2026
Net Derivative Financial Liability	$ (204)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 23, 2024
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ 0	(456)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 23, 2024
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ 10,526	(496)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 28,000,000
Starting date of Hedging instrument	Dec. 23, 2024
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ 5,861	(187)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 49,000,000
Starting date of Hedging instrument	Feb. 12, 2025
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ 6,025	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC Bank
Value of hedging instrument	$ 15,000,000
Starting date of Hedging instrument	Feb. 12, 2025
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ 1,196	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Itau
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Oct. 07, 2025
Maturity date of hedging instrument	Mar. 25, 2026
Net Derivative Financial Liability	$ (415)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Santander Chile
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 26, 2024
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ 10,918	(90)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 86,000,000
Starting date of Hedging instrument	Dec. 26, 2024
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ 18,564	(479)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Goldman Sachs
Value of hedging instrument	$ 27,000,000
Starting date of Hedging instrument	May 29, 2025
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ 2,219	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Twenty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Deutsche
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Oct. 08, 2025
Maturity date of hedging instrument	May 15, 2026
Net Derivative Financial Liability	$ (252)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 27, 2024
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 11,079	(60)
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty one [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Dec. 27, 2024
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 11,229	82
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 32,000,000
Starting date of Hedging instrument	Dec. 27, 2024
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 7,153	12
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BBVA
Value of hedging instrument	$ 31,000,000
Starting date of Hedging instrument	May 28, 2025
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 2,833	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Goldman Sachs
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Oct. 10, 2025
Maturity date of hedging instrument	Jun. 24, 2026
Net Derivative Financial Liability	$ 715	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Jan. 17, 2025
Maturity date of hedging instrument	Aug. 17, 2026
Net Derivative Financial Liability	$ 8,929	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC Bank
Value of hedging instrument	$ 27,000,000
Starting date of Hedging instrument	May 28, 2025
Maturity date of hedging instrument	Aug. 17, 2026
Net Derivative Financial Liability	$ 2,283	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Goldman Sachs
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Oct. 14, 2025
Maturity date of hedging instrument	Aug. 17, 2026
Net Derivative Financial Liability	$ 1,124	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 62,500,000
Starting date of Hedging instrument	Jan. 21, 2025
Maturity date of hedging instrument	Sep. 25, 2026
Net Derivative Financial Liability	$ 11,317	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Thirty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 62,500,000
Starting date of Hedging instrument	Jan. 21, 2025
Maturity date of hedging instrument	Sep. 25, 2026
Net Derivative Financial Liability	$ 11,429	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 94,000,000
Starting date of Hedging instrument	Feb. 07, 2025
Maturity date of hedging instrument	Sep. 25, 2026
Net Derivative Financial Liability	$ 11,721	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty one [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Goldman Sachs
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Oct. 16, 2025
Maturity date of hedging instrument	Sep. 25, 2026
Net Derivative Financial Liability	$ 358	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 60,000,000
Starting date of Hedging instrument	Jan. 22, 2025
Maturity date of hedging instrument	Nov. 16, 2026
Net Derivative Financial Liability	$ 10,241	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC Bank
Value of hedging instrument	$ 60,000,000
Starting date of Hedging instrument	Jan. 22, 2025
Maturity date of hedging instrument	Nov. 16, 2026
Net Derivative Financial Liability	$ 9,549	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 40,000,000
Starting date of Hedging instrument	Feb. 06, 2025
Maturity date of hedging instrument	Nov. 16, 2026
Net Derivative Financial Liability	$ 5,332	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BBVA
Value of hedging instrument	$ 30,000,000
Starting date of Hedging instrument	Oct. 16, 2025
Maturity date of hedging instrument	Nov. 16, 2026
Net Derivative Financial Liability	$ 315
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 60,000,000
Starting date of Hedging instrument	Jan. 23, 2025
Maturity date of hedging instrument	Dec. 21, 2026
Net Derivative Financial Liability	$ 9,834	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 66,000,000
Starting date of Hedging instrument	Feb. 05, 2025
Maturity date of hedging instrument	Dec. 21, 2026
Net Derivative Financial Liability	$ 8,902	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 20,000,000
Starting date of Hedging instrument	Oct. 16, 2025
Maturity date of hedging instrument	Dec. 21, 2026
Net Derivative Financial Liability	$ 1	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Forty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 55,000,000
Starting date of Hedging instrument	Jan. 23, 2025
Maturity date of hedging instrument	Feb. 18, 2027
Net Derivative Financial Liability	$ 8,586	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	HSBC Bank
Value of hedging instrument	$ 6,000,000
Starting date of Hedging instrument	May 28, 2025
Maturity date of hedging instrument	Feb. 18, 2027
Net Derivative Financial Liability	$ 483	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Itau
Value of hedging instrument	$ 30,000,000
Starting date of Hedging instrument	Oct. 14, 2025
Maturity date of hedging instrument	Feb. 18, 2027
Net Derivative Financial Liability	$ 564	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 54,000,000
Starting date of Hedging instrument	Jan. 24, 2025
Maturity date of hedging instrument	Mar. 22, 2027
Net Derivative Financial Liability	$ 8,299	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 54,000,000
Starting date of Hedging instrument	Jan. 24, 2025
Maturity date of hedging instrument	Mar. 22, 2027
Net Derivative Financial Liability	$ 8,335	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Citibank
Value of hedging instrument	$ 20,000,000
Starting date of Hedging instrument	Oct. 07, 2025
Maturity date of hedging instrument	Mar. 22, 2027
Net Derivative Financial Liability	$ (74)	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 52,000,000
Starting date of Hedging instrument	Jan. 27, 2025
Maturity date of hedging instrument	May 17, 2027
Net Derivative Financial Liability	$ 8,743	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	SMBC
Value of hedging instrument	$ 52,000,000
Starting date of Hedging instrument	Jan. 27, 2025
Maturity date of hedging instrument	May 17, 2027
Net Derivative Financial Liability	$ 8,250	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 106,000,000
Starting date of Hedging instrument	Feb. 04, 2025
Maturity date of hedging instrument	May 17, 2027
Net Derivative Financial Liability	$ 15,155	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 47,000,000
Starting date of Hedging instrument	Jan. 28, 2025
Maturity date of hedging instrument	Jun. 23, 2027
Net Derivative Financial Liability	$ 7,433	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Fifty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 63,000,000
Starting date of Hedging instrument	Feb. 04, 2025
Maturity date of hedging instrument	Jun. 23, 2027
Net Derivative Financial Liability	$ 8,640	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	MUFG
Value of hedging instrument	$ 42,000,000
Starting date of Hedging instrument	Jan. 28, 2025
Maturity date of hedging instrument	Aug. 16, 2027
Net Derivative Financial Liability	$ 6,651	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 42,000,000
Starting date of Hedging instrument	Jan. 29, 2025
Maturity date of hedging instrument	Aug. 16, 2027
Net Derivative Financial Liability	$ 6,761	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Bank of America
Value of hedging instrument	$ 104,000,000
Starting date of Hedging instrument	Feb. 03, 2025
Maturity date of hedging instrument	Aug. 16, 2027
Net Derivative Financial Liability	$ 14,259	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BNP Paribas
Value of hedging instrument	$ 56,000,000
Starting date of Hedging instrument	Jan. 29, 2025
Maturity date of hedging instrument	Sep. 22, 2027
Net Derivative Financial Liability	$ 8,910	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 44,000,000
Starting date of Hedging instrument	Feb. 03, 2025
Maturity date of hedging instrument	Sep. 22, 2027
Net Derivative Financial Liability	$ 6,719	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Goldman Sachs
Value of hedging instrument	$ 26,000,000
Starting date of Hedging instrument	May 27, 2025
Maturity date of hedging instrument	Sep. 22, 2027
Net Derivative Financial Liability	$ 1,944	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Itau
Value of hedging instrument	$ 50,000,000
Starting date of Hedging instrument	Sep. 12, 2025
Maturity date of hedging instrument	Sep. 22, 2027
Net Derivative Financial Liability	$ 335	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Seven [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 26,000,000
Starting date of Hedging instrument	Jan. 29, 2025
Maturity date of hedging instrument	Nov. 17, 2027
Net Derivative Financial Liability	$ 4,219	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Eight [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 36,000,000
Starting date of Hedging instrument	Jan. 31, 2025
Maturity date of hedging instrument	Nov. 17, 2027
Net Derivative Financial Liability	$ 5,257	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Sixty Nine [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	BBVA
Value of hedging instrument	$ 21,000,000
Starting date of Hedging instrument	May 27, 2025
Maturity date of hedging instrument	Nov. 17, 2027
Net Derivative Financial Liability	$ 1,537	0
Brazil, Brazil Real | Forward contract [member] | Exchange Rate Seventy [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	BRLUSD
Name of the institution	Mizuho
Value of hedging instrument	$ 31,000,000
Starting date of Hedging instrument	Jan. 29, 2025
Maturity date of hedging instrument	Dec. 15, 2027
Net Derivative Financial Liability	$ 5,079	$ 0